Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 251,700	$ 657,789	$ 312,697
Accounts receivable	499,976	635,549	78,236
Advances on inventory purchases	319,974		29,500
Inventory	118,065	336,805	159,761
Other current assets	79,537	48,100	497,779
Total current assets	1,269,252	1,678,243	1,077,973
Restricted cash			235,750
Deferred offering costs			543,664
Property and equipment, net	908,663	914,999	1,022,290
Right-of-use asset	138,774	147,228
Note receivable	374,728	384,628	384,628
Total Assets	2,691,417	3,125,098	3,264,305
Current liabilities:
Accrued expenses	78,103	165,244	688,722
Revolving line of credit			91,541
Lease liability, current portion	31,758	30,901
Total current liabilities	869,808	779,093	8,369,533
Notes payable, net of current portion	34,500	34,500	34,500
Lease liability, net of current portion	92,761	101,029
Total Liabilities	997,069	914,622	8,404,033
Stockholders’ Equity (Deficit):
Preferred stock, $0.001 par value, 8,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value, 80,000,000 shares authorized; 4,044,252 and 1,200,769 shares issued and outstanding at December 31, 2023 and 2022, respectively	4,121	4,044	1,201
Additional paid-in capital	15,515,716	15,016,973	3,743,902
Subscriptions payable, 22,500 and -0- shares at March 31, 2024 and December 31, 2023, respectively	36,019
Accumulated deficit	(13,861,508)	(12,810,541)	(8,884,831)
Total Stockholders’ Equity (Deficit)	1,694,348	2,210,476	(5,139,728)
Total Liabilities and Stockholders’ Equity (Deficit)	2,691,417	3,125,098	3,264,305
Nonrelated Party [Member]
Current liabilities:
Accounts payable	397,142	382,948	239,939
Convertible notes payable			4,919,191
Notes payable, current portion		200,000	2,250,000
Related Party [Member]
Current liabilities:
Accounts payable	12,000		40,140
Convertible notes payable			$ 140,000
Notes payable, current portion	$ 350,805